EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2011
EMPLOYEE RELATED LIABILITIES [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15        -      EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law and labor agreements determine the obligations of Tower to make severance payments to dismissed employees and to employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli Law, is based upon length of service and the employee's monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies purchased by Tower, based on the employee's salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and  long-term employee related liabilities in the amounts of $11,374 and $12,586, respectively. Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its employees, according to which monthly deposits into recognized severance and pension funds or insurance policies release it from any additional severance obligation to its employees and therefore Tower incurs no liability or asset, since that date. Any net severance pay amount as of such date will be released on the employee's termination date. Payments relating to Israeli employee termination benefits were approximately $4,641, $3,437 and $2,496 for 2011, 2010 and 2009, respectively.

Labor agreements pertaining to the employees of TJP determine the obligation of TJP to make payments to employees upon retirement or upon termination. The liability for termination benefits, as determined by said agreements is based upon length of service and the employee's monthly salary multiplied by a certain ratio. TJP does not cover the termination liability through deposits to benefit funds and the entire liability, in the amount of $73,037, is reflected in the balance sheets in long-term employee related liabilities.

B.	Employee Benefit Plans

The following information provided recognizes the changes in 2011, 2010 and 2009 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Postretirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for postretirement medical plan expense are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Net periodic benefit cost
Service cost	$193	$177	$178
Interest cost	573	512	463
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	114	--	--
Amortization of net (gain) or loss	109	48	57
Total net periodic benefit cost	$989	$737	$698
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(990)	$376	$--
Net (gain) or loss for the period	(1,752)	643	19
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(114)	--	--
Amortization of net (gain) or loss	(109)	(48)	(57)
Total recognized in other comprehensive income	$(2,965)	$971	$(38)
Total recognized in net periodic benefit cost and other comprehensive income	$(1,976)	$1,708	$660

Weighted average assumptions used:
Discount rate	5.90%	6.30%	6.10%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	10.00%/21.00%	10.00%	9.00%
Ultimate rate	5.00%/5.00%	5.00%	5.00%
Year the ultimate rate is reached	2021/2019	2017	2015
Measurement date	December 31, 2011	December 31, 2010	December 31, 2009

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2011:

	Increase	Decrease
Effect on service cost and interest cost	$133	$(107)
Effect on postretirement benefit obligation	$1,182	$(958)

The components of the change in benefit obligation, change in plan assets and funded status for postretirement medical plan are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Change in benefit obligation:
Benefit obligation at beginning of period	$9,811	$8,232	$7,688
Service cost	193	177	178
Interest cost	573	512	463
Benefits paid	(86)	(129)	(116)
Change in plan provisions	(990)	376	--
Actuarial loss	(1,752)	643	19
Benefit obligation end of period	$7,749	$9,811	$8,232
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	86	129	116
Benefits paid	(86)	(129)	(116)
Fair value of plan assets at end of period	--	--	--
Funded status	$(7,749)	$(9,811)	$(8,232)

	As of December 31, 2011	As of December 31, 2010	As of December 31, 2009
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(137)	(200)	(199)
Non-current liabilities	(7,612)	(9,611)	(8,033)
Net amount recognized	$(7,749)	$(9,811)	$(8,232)
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	8.25%/57.0%	10.0%/21.0%	10.0%/10.0%
Ultimate rate (Pre 65/ Post 65)	5.00%/5.00%	5.00%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2021/2019	2021/2019	2017/2017

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2012	$137
2013	192
2014	223
2015	262
2016	300
2017 - 2021	$2,190

Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz makes quarterly contributions in accordance with the minimum actuarially determined amounts.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Net periodic benefit cost
Service cost	$--	$106	$306
Interest cost	736	729	679
Expected return on plan assets	(810)	(693)	(537)
Amortization of transition obligation/(asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	--	--	192
Total net periodic benefit cost	$(74)	$142	$640
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	2,468	(85)	(1,415)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	--	--	(192)
Total recognized in other comprehensive income	$2,468	$(85)	$(1,607)
Total recognized in net periodic benefit cost and other comprehensive income	$2,394	$57	$(967)
Weighted average assumptions used:
Discount rate	5.70%	6.20%	6.20%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	--	--	--
Net actuarial (gain) or loss	$70	$--	$--

The components of the change in benefit obligation, change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Change in benefit obligation:
Benefit obligation at beginning of period	$13,105	$11,939	$11,101
Service cost	--	106	306
Interest cost	736	729	679
Benefits paid	(273)	(265)	(241)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,566	596	94
Benefit obligation end of period	$15,134	$13,105	$11,939
Change in plan assets
Fair value of plan assets at beginning of period	$10,742	$9,253	$6,995
Actual return on plan assets	(92)	1,375	2,046
Employer contribution	465	379	453
Benefits paid	(273)	(265)	(241)
Fair value of plan assets at end of period	$10,842	$10,742	$9,253
Funded status	$(4,292)	$(2,363)	$(2,686)
Accumulated benefit obligation	$(15,134)	$(13,105)	$(11,939)
Amounts recognized in statement of financial position
Non-current assets	$--	$--	$--
Current liabilities	--	--	--
Non-current liabilities	(4,292)	(2,363)	(2,686)
Net amount recognized	$(4,292)	$(2,363)	$(2,686)
Weighted average assumptions used
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2012	$434
2013	502
2014	572
2015	633
2016	684
2017 - 2021	$4,222

Jazz has estimated the expected return on assets of the plan of 7.5% based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded if Jazz's estimates are not consistent with actual investment performance.

Jazz's pension plan weighted average asset allocations on December 31, 2011 by asset category are as follows:

Asset Category:	December 31, 2011	Target allocation 2012
Equity securities	74%	65 - 75%
Debt securities	26%	25 - 35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Jazz's primary policy goals regarding the plan's assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 25-35% debt, or fixed income securities, and 65-75% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and necessary investment decisions are made by Jazz in accordance with the policy goals.